Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Contractual Obligation [Line Items]
Contract amount of commitments to extend credit for commercial and commercial real estate, Current	$ 23,486
Contract amount of commitments to extend credit for corporate and purchasing card, Current	19,737
Contract amount of commitments to extend credit for residential mortgages, Current	224
Contract amount of commitments to extend credit for retail credit cards, Current	65,207
Contract amount of commitments to extend credit for other retail, Current	9,947
Contract amount of commitments to extend credit for covered, current	59
Contract amount of commitments to extend credit for commercial and commercial real estate, Non-current	73,183
Contract amount of commitments to extend credit for corporate and purchasing card, Non-current
Contract amount of commitments to extend credit for residential mortgages, Non-Current	8
Contract amount of commitments to extend credit for retail credit cards, Non-current	408
Contract amount of commitments to extend credit for other retail, Non-current	16,628
Contract amount of commitments to extend credit for covered, Non-current	828
Contract amount of commitments to extend credit for commercial and commercial real estate, Total	96,669
Contract amount of commitments to extend credit for corporate and purchasing cards, Total	19,737
Contract amount of commitments to extend credit for residential mortgages, Total	232
Contract amount of commitments to extend credit for retail credit cards, Total	65,615
Contract amount of commitments to extend credit for other retail, Total	26,575
Contract amount of commitments to extend credit for covered, Total	$ 887